INCOME TAX - Tax uncertainties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Adjustments due to uncertain tax positions in previous year	$ (22,113)	$ 24,277	$ (7,367)
Tax contingent liability
Disclosure of income tax [Line Items]
Balance at the beginning of the year	121,832	94,692	104,156
Adjustments due to uncertain tax positions in previous year	837	11,904	18,039
Provisions used	(4,301)	(1,088)	(873)
Amounts reversed due to provisions not used	(135)	(2,960)	(32,010)
Financial cost	(19,904)	16,421	7,477
Foreign exchange adjustments	8,836	2,863	(2,097)
Balance at the end of the year	$ 107,166	$ 121,832	$ 94,692